[Wells Fargo Funds Letterhead]

May 18, 2017

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253

Ladies and Gentlemen:

In connection with the registration of Wells Fargo Funds Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of shares by it under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting herewith for filing, pursuant to Rule 485(a) of the 1933 Act and Regulation S-T, the Trust’s Post-Effective Amendment No. 528 to its Registration Statement under the 1933 Act and Amendment No. 529 to its Registration Statement under the 1940 Act on Form N-1A for the purpose of adding the following new series, Wells Fargo Emerging Markets Bond Fund, Wells Fargo Factor Enhanced Emerging Markets Fund, Wells Fargo Factor Enhanced International Fund, Wells Fargo Factor Enhanced Large Cap Fund, Wells Fargo Factor Enhanced Small Cap Fund, Wells Fargo High Yield Corporate Bond Fund, and Wells Fargo U.S. Core Bond Fund.

If you have any questions or require additional information to assist you in your review of this filing, please contact me at 617-210-3682.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Senior Counsel